MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Convenience translation description	Translations of amounts in the consolidated statements of financial positions, consolidated statements of profit or loss and other comprehensive loss, and consolidated statement of cash flows from SGD into USD as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of USD1 = SGD1.3662, as published in H.10 statistical release of the United States Federal Reserve Board
Voting rights percent	20.00%
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets, estimated useful lives	5 years
Computer software licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets, estimated useful lives	3 years